Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
.......... 541,445 $ 102,875
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(a) (b) (c)
............. 42,521 —
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.
(a)
.............. 5,385 54
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 744,558 )
(a) (b) (c)
........ 59,257 2,251,766
Professional Services — 0.0%
NMG, Inc.
(a)
....................... 16,173 1,726,468
Total Common Stocks — 0 .1%
(Cost: $ 6,017,126 ) .............................. 4,081,163
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(d)
.................... USD 2,628 249,660
Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(d)
.................... 1,402 1,408,358
Chemicals — 0.2%
(d)
Illuminate Buyer LLC, 9.00%, 07/01/28 .... 168 156,962
WR Grace Holdings LLC, 5.63%, 08/15/29 . 11,508 8,918,700
9,075,662
Commercial Services & Supplies — 0.2%
(d)
Madison IAQ LLC, 5.88%, 06/30/29 ...... 10,838 8,395,497
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ..................... 1,282 1,188,802
9,584,299
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
.................... 2,246 2,229,155
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(d)
.......... 5,000 4,465,427
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
0.00%, 12/31/49
(a) (c) (e)
............. 8,430 —
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(d)
.... 4,771 4,169,877
Health Care Equipment & Supplies — 0.2%
(d)
Avantor Funding, Inc., 3.88%, 11/01/29 ... 3,578 2,994,558
Medline Borrower LP, 5.25%, 10/01/29 .... 7,558 6,433,534
9,428,092
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, 6.75%, 01/15/30
(d)
7,829 6,222,106
Household Durables — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(d)
6,820 4,039,991
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(d)
.................... 6,951 6,348,070
Security
Par (000)
Par (000) Value
IT Services — 0.0%
Central Parent LLC, 8.00%, 06/15/29
(d)
.... USD 1,722 $ 1,700,876
Real Estate Management & Development — 0.2%
(d)
Anywhere Real Estate Group LLC, 7.00%,
04/15/30 ..................... 6,640 5,465,550
Cushman & Wakefield US Borrower LLC,
8.88%, 09/01/31 ................ 742 703,483
Realogy Group LLC, 5.75%, 01/15/29 .... 420 264,681
6,433,714
Software — 0.1%
Cloud Software Group, Inc., 9.00%, 09/30/29
(d)
5,733 4,882,137
Specialty Retail — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 4,735 4,132,092
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(d) (f) (g)
........ 1,365 334,504
Total Corporate Bonds — 1 .8%
(Cost: $ 82,649,824 ) .............................. 74,704,020
Floating Rate Loan Interests
Aerospace & Defense — 2.9%
(g)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
05/25/28 20,659 19,057,757
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
05/25/28 4,207 3,880,720
Bleriot U.S. Bidco, Inc., Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.65%
,
10/30/28 .. 5,385 5,386,326
Cobham Ultra SeniorCo SARL, Facility
Term Loan B , (6-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
9.36%
,
08/03/29 ................. 5,430 5,256,624
Dynasty Acquisition Co., Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 4.00%),
9.32%
,
08/24/28 ................. 21,700 21,428,414
Dynasty Acquisition Co., Inc., Term Loan
B2 , (1-mo. CME Term SOFR + 4.00%),
9.32%
,
08/24/28 ................. 9,300 9,183,589
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
02/01/28 ....... 15,953 15,633,695
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.75%), 13.23%
,
02/01/29 ...... 9,365 9,014,104
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.65%
,
11/05/28 ................. 7,721 7,712,584
TransDigm, Inc., Term Loan , (3-mo. CME Term
SOFR + 3.25%), 8.64%
,
08/24/28 ..... 18,609 18,579,646
TransDigm, Inc., Term Loan H , (3-mo. CME
Term SOFR + 3.25%), 8.64%
,
02/22/27 .. 3,381 3,377,971
118,511,430
Automobile Components — 0.8%
(g)
Adient US LLC, Term Loan B1 , (1-mo. CME
Term SOFR + 3.25%), 8.69%
,
04/10/28 .. 4,995 4,988,172
Allison Transmission, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.19%
,
03/29/26 ................. 1,782 1,780,175
Clarios Global LP, 1st Lien Term Loan
(1-mo. EURIBOR + 3.25%),
7.12% , 04/30/26 ............... EUR 1,217 1,278,628

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
(1-mo. CME Term SOFR + 3.75%),
9.07% , 05/06/30 ............... USD 16,937 $ 16,894,658
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.00%), 10.48% - 10.49%
,
11/17/28 7,553 6,270,199
31,211,832
Automobiles — 0.3%
Dealer Tire Financial LLC, Term Loan B2 ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%
,
12/14/27
(g)
. 12,175 12,167,621
Beverages — 1.1%
(g)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.74%
,
01/24/29 ....... 32,518 29,825,531
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.01%
Cap + 6.00%), 11.49%
,
01/24/30 ...... 16,722 13,361,745
43,187,276
Broadline Retail — 1.5%
(g)
Fanatics Commerce Intermediate Holdco
LLC, Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
11/24/28 ................. 11,156 11,044,017
New SK Holdco Sub LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.75%), 12.19% - 13.67%
,
06/30/27 20,813 19,507,035
Pug LLC, Term Loan B , (1-mo. CME Term
SOFR + 3.50%), 8.94%
,
02/12/27 ..... 23,971 22,575,032
Pug LLC, Term Loan B2 , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.25%), 9.69%
,
02/12/27
(c)
.......... 1,451 1,367,926
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR + 2.25%), 7.57%
,
02/28/30 .. 3,414 3,411,031
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.40%
,
12/21/27 ....... 1,216 983,044
58,888,085
Building Products — 1.0%
(g)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.75%),
9.07%
,
05/13/29 ................. 2,330 2,328,296
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
11/23/27 ................ 9,559 8,855,608
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%
,
10/02/28 .. 2,520 2,440,136
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.92%
,
04/28/29 ....... 4,545 4,529,455
Jeld-Wen, Inc., Term Loan , (1-mo. CME Term
SOFR + 2.25%), 7.69%
,
07/28/28 ..... 6,282 6,266,444
LSF10 XL Bidco SCA, Facility Term
Loan B4 , (3-mo. EURIBOR + 4.18%),
8.15%
,
04/12/28 ................. EUR 1,707 1,506,552
Wilsonart LLC, Term Loan E , (3-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.25%), 8.74%
,
12/31/26 ........... USD 16,556 16,376,724
42,303,215
Security
Par (000)
Par (000) Value
Capital Markets — 2.1%
(g)
Aretec Group, Inc., Term Loan B-1 , (1-mo. CME
Term SOFR + 4.50%), 9.92%
,
08/09/30 .. USD 3,908 $ 3,796,622
Ascensus Group Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.50%),
8.94%
,
08/02/28 ................. 12,669 12,404,618
Ascensus Group Holdings, Inc., 2nd Lien
Term Loan , (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 6.50%),
12.18%
,
08/02/29 ................ 7,991 7,586,959
Axalta Coating Systems Dutch Holding B BV,
Term Loan B5 , (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 2.50%),
7.89%
,
12/20/29 ................. 10,734 10,737,872
Azalea TopCo, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.50%),
9.18% , 07/24/26 ............... 11,163 10,576,649
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.43% , 07/24/26 2,602 2,478,667
Castlelake Aviation One DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%
,
10/22/26 .. 9,462 9,434,917
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.82%
,
06/30/28 .. 7,862 7,779,998
Focus Financial Partners LLC, Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.82%
,
06/30/28 .. 5,668 5,649,126
ION Trading Finance Ltd., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.24%
,
04/01/28 ................ 4,465 4,311,702
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.75%), 10.12% -
10.17%
,
08/11/28 ................ 1,497 1,496,072
Osaic Holdings, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
08/17/28 ................. 10,466 10,405,687
86,658,889
Chemicals — 3.9%
(g)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
09/30/28 .......... 8,154 7,836,180
Aruba Investments Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.42%
,
11/24/27 ................. 2,555 2,510,054
Ascend Performance Materials Operations
LLC, Term Loan , (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.32%
,
08/27/26 ................ 7,821 7,359,779
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.82%
,
08/18/28
(c)
...... 8,019 7,778,430
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
12/29/27 .. 2,276 1,779,337
Derby Buyer LLC, Term Loan , 11/01/30
(c) (h)
.. 9,539 9,490,875
Discovery Purchaser Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.38%),
9.77%
,
10/04/29 ................. 6,592 6,110,895

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.98%
,
06/09/28 .. USD 9,728 $ 9,658,304
Element Solutions, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
01/31/26 ................. 12,560 12,536,247
H.B. Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.57%
,
02/15/30 .......... 4,189 4,194,639
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.93%), 9.42%
,
07/03/28 .. 5,473 4,599,385
Ineos US Finance LLC, Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
02/18/30 ................. 4,520 4,413,460
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94% , 10/15/28 10,896 10,592,261
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67% , 10/15/28 1,989 1,948,002
Lummus Technology Holdings V LLC, Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
8.94%
,
06/30/27 ................. 2,111 2,095,329
Messer Industries GmbH, Term Loan B1 ,
(3-mo. CME Term SOFR + 2.50%),
8.15%
,
03/02/26 ................. 10,241 10,229,348
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.82%
,
03/29/28 ................. 11,296 10,731,302
Nouryon Finance BV, Term Loan , (1-mo. CME
Term SOFR + 4.00%), 9.43%
,
04/03/28 .. 5,591 5,459,935
Olympus Water US Holding Corp., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
11/09/28 . 6,381 6,307,618
Oxea Holding Vier GmbH, Term Loan B2 ,
(3-mo. CME Term SOFR + 3.50%),
9.01%
,
10/14/24 ................. 11,347 11,063,091
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 1.00% Floor
and 0.75% Cap + 4.00%), 9.44%
,
03/16/27 6,099 6,011,456
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
08/02/28 .. 7,791 7,726,143
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
09/22/28 ....... 6,580 6,443,312
156,875,382
Commercial Services & Supplies — 3.2%
(g)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(c) (h)
.. 615 611,854
Action Environmental Group, Inc., (The), Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 0.00%), 9.83%
,
10/24/30
(c)
..... 4,102 4,081,327
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17% , 05/12/28 22,399 21,231,823
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07% , 05/12/28 2,236 2,164,738
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.00%), 9.33%
,
02/15/29 ........... 7,333 7,156,175
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Aramark Intermediate HoldCo Corp., Term
Loan B6 , (1-mo. CME Term SOFR + 2.50%),
7.94%
,
06/22/30 ................. USD 10,216 $ 10,186,609
Asplundh Tree Expert LLC, Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
09/07/27 ................. 2,168 2,168,690
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR + 2.00%), 7.44%
,
10/08/28 .. 1,405 1,409,465
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
11/30/28 ....... 9,707 9,557,276
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
11/30/28 ....... 738 726,803
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.91%
,
05/31/27 ....... 4,279 4,275,894
LABL, Inc., Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.42%
,
10/29/28 ........... 5,230 4,911,421
NEP Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
10/20/25 ................. 10,352 9,305,575
PECF USS Intermediate Holding III Corp., Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.25%), 9.69% -
9.89%
,
12/15/28 ................. 7,901 5,948,232
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR +
2.50%), 7.83%
,
10/13/30 ........... 5,882 5,867,295
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.07%
,
08/31/28 ....... 20,934 20,901,632
TruGreen LP, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.00%), 9.42%
,
11/02/27 .......... 13,837 12,942,316
Viad Corp., Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.44%
,
07/30/28
(c)
.......... 7,333 7,231,761
130,678,886
Communications Equipment — 0.6%
(g)
Ciena Corp., Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.43%
,
10/24/30 ..... 10,887 10,877,655
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82% , 03/02/29 8,292 7,647,204
05/30/30
(h)
..................... 5,361 4,948,900
23,473,759
Construction & Engineering — 1.0%
(g)
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.87%
,
08/01/30 . 25,027 24,088,487
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
12/16/27 ....... 1,546 1,527,009
Pike Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.44%
,
01/21/28 ..... 7,546 7,521,306
USIC Holdings, Inc., 1st Lien Term Loan , (1-
mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.94%
,
05/12/28 .. 7,808 7,530,913
40,667,715

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.9%
(g)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR +
2.00%), 7.42%
,
01/15/27 ........... USD 9,526 $ 9,503,236
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.32%
,
03/08/29 ...... 7,720 6,194,946
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.50%), 9.99%
,
04/29/29 ....... 8,315 8,090,304
Quikrete Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
03/19/29 ................. 4,194 4,189,573
Smyrna Ready Mix Concrete LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%
,
04/02/29
(c)
. 4,170 4,170,000
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.95%
,
09/22/28 .. 3,412 3,415,105
35,563,164
Consumer Staples Distribution & Retail — 0.4%
US Foods, Inc., Term Loan B
(g)
(1-mo. CME Term SOFR + 2.00%),
7.44% , 09/13/26 ............... 10,878 10,865,099
(1-mo. CME Term SOFR + 2.50%),
7.94% , 11/22/28 ............... 4,141 4,148,218
15,013,317
Containers & Packaging — 1.0%
(g)
Charter Next Generation, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.75%),
9.19%
,
12/01/27 ................. 23,894 23,236,580
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.32%
,
08/14/26 ................. 8,351 8,084,136
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.65%
,
09/15/28 .. 8,041 7,925,790
39,246,506
Distributors — 0.2%
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.39%
,
10/28/27
(g)
...... 8,552 8,074,261
Diversified Consumer Services — 2.1%
(g)
2U, Inc., Term Loan , (6-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 6.50%),
11.95%
,
12/28/26 ................ 1,897 1,750,338
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
12/11/28 .. 6,628 6,153,606
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
12/10/29 . 6,094 5,124,396
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.25%),
7.69%
,
11/24/28 ................. 8,126 8,087,590
Kuehg Corp., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor and 1.50% Cap +
5.00%), 10.39%
,
06/12/30 ........... 9,501 9,485,894
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.50%),
10.16%
,
01/15/27 ................ 12,636 12,198,048
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.50%), 9.91%
,
09/29/30 .. USD 10,580 $ 10,424,418
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 5.00%), 10.44%
,
09/01/25 ......... 13,310 11,215,379
Wand Newco 3, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR + 2.75%),
8.17%
,
02/05/26 ................. 14,963 14,925,358
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.00%), 9.44%
,
01/08/27 .. 7,726 7,613,828
86,978,855
Diversified REITs — 0.1%
RHP Hotel Properties, LP, Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
05/18/30
(g)
................ 4,211 4,208,735
Diversified Telecommunication Services — 3.7%
(g)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.41% , 07/15/25 ............... 3,699 3,652,642
(3-mo. LIBOR USD + 2.75%),
8.41% , 01/31/26 ............... 9,099 8,973,880
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.89%
,
08/15/28 . 12,631 11,194,555
Connect Finco SARL, Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.50%), 8.82%
,
12/11/26 .......... 27,070 26,385,286
Consolidated Communications, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.50%), 8.94%
,
10/02/27 3,001 2,690,002
Eircom Finco SARL, Facility Term Loan B , (1-
mo. EURIBOR + 3.25%), 7.12%
,
05/15/26 EUR 1,222 1,283,288
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.82%
,
09/20/30 ................. USD 17,906 17,869,469
Level 3 Financing, Inc., Term Loan B , (1-mo.
CME Term SOFR + 1.75%), 03/01/27
(h)
.. 9,829 9,160,099
Lumen Technologies, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.25%),
7.69%
,
03/15/27 ................. 15,906 11,937,262
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.25%), 9.69% - 9.93%
,
09/01/28 . 5,752 5,251,898
Radiate Holdco LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.69%
,
09/25/26 .......... 20,629 17,023,182
Virgin Media Bristol LLC, Facility Term Loan
Q , (1-mo. CME Term SOFR + 3.25%),
8.70%
,
01/31/29 ................. 4,308 4,218,480
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/09/27 ................. 35,798 30,120,994
149,761,037
Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.40%
,
06/23/28
(g)
10,728 10,596,411

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.75%), 8.19%
,
07/02/29
(g)
......... USD 7,277 $ 7,251,658
Energy Equipment & Services — 0.2%
(g)
Lealand Finance Co. BV, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.44% , 06/28/24
(c)
.............. 178 124,544
(1-mo. CME Term SOFR + 1.00%),
6.44% , 06/30/25 ............... 1,345 704,682
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
10/05/28 ................. 7,889 7,871,422
8,700,648
Entertainment — 3.8%
(g)
AMC Entertainment Holdings, Inc., Term
Loan B1 , (1-mo. LIBOR USD + 3.00%),
8.45%
,
04/22/26 ................. 17,089 13,935,629
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.74%
,
05/24/29 .. 908 907,273
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.64%
,
03/08/30 .. 6,003 5,924,078
City Football Group Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.45%
,
07/21/28 ....... 11,943 11,812,611
Creative Artists Agency LLC, Term Loan
B , (1-mo. CME Term SOFR + 3.50%),
8.82%
,
11/27/28 ................. 14,887 14,819,268
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 2.25%),
7.57%
,
01/15/30 ................. 12,028 12,016,694
Live Nation Entertainment, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
10/19/26 ................. 16,254 16,188,205
NASCAR Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.50%),
7.94%
,
10/19/26 ................. 1,391 1,394,208
Playtika Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
03/13/28 ................. 11,315 10,940,863
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.50%),
8.14%
,
01/23/25 ................. 10,455 10,439,012
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.40%
,
04/29/26 .. 11,106 11,089,311
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1 , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
05/18/25 ..... 24,372 24,332,636
WMG Acquisition Corp., Term Loan G , (1-mo.
LIBOR USD + 2.13%), 7.56%
,
01/20/28 . 20,217 20,174,092
153,973,880
Financial Services — 3.4%
(g)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
8.92%
,
12/21/28 ................. 8,409 8,383,308
Belron Finance LLC, Term Loan , (3-mo. CME
Term SOFR + 2.25%), 7.90%
,
10/30/26 .. 2,255 2,253,164
Security
Par (000)
Par (000) Value
Financial Services (continued)
Belron Finance US LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.25%
,
04/18/29 ....... USD 3,100 $ 3,102,183
Belron Group SA, Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.43%), 8.07%
,
04/13/28 .......... 8,549 8,540,459
Cogeco Communications Finance (USA) LP,
Term Loan , (1-mo. LIBOR USD + 2.50%),
7.94%
,
09/01/28 ................. 7,703 7,551,816
Deerfield Dakota Holding LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 3.75%),
9.14%
,
04/09/27 ................. 26,543 25,592,055
Deerfield Dakota Holding LLC, 2nd Lien
Term Loan , (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 6.75%),
12.40%
,
04/07/28 ................ 11,870 11,135,603
FinCo I LLC, Term Loan , (3-mo. CME Term
SOFR + 3.00%), 8.38%
,
06/27/29 ..... 4,612 4,609,372
GIP Pilot Acquisition Partners LP, Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.39%
,
10/04/30 ................. 1,993 1,988,018
GTCR W Merger Sub LLC, Term Loan B ,
09/20/30
(h)
..................... 11,151 11,062,684
LBM Acquisition LLC, 1st Lien Term Loan , (1-
mo. LIBOR USD at 0.75% Floor and 0.01%
Cap + 3.75%), 9.17%
,
12/17/27 ....... 5,593 5,313,818
Lions Gate Capital Holdings LLC, Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.67%
,
03/24/25 ................. 11,719 11,686,950
Sotera Health Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.39%
,
12/11/26 ...... 13,415 13,273,976
Travelport Finance (Luxembourg) SARL, Term
Loan , (3-mo. CME Term SOFR + 8.50%),
13.89%
,
05/29/26
(c)
............... 10,058 5,129,455
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
01/31/29 ................. 5,169 5,060,986
WEX, Inc., Term Loan B , (1-mo. CME Term
SOFR + 2.25%), 7.69%
,
03/31/28 ..... 5,154 5,146,686
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.07%
,
10/19/27 .. 8,379 8,312,850
138,143,383
Food Products — 2.9%
(g)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.19%
,
10/01/25 ........... 16,299 15,354,125
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
10/10/26 .. 1,590 1,552,242
Chobani LLC, Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.94%
,
10/25/27 ........... 21,656 21,595,438
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR + 2.25%),
7.67%
,
01/29/27 ................. 22,721 22,583,461
H-Food Holdings LLC, Term Loan , (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
05/23/25 .. 3,388 2,846,546
Hostess Brands LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR + 2.50%),
7.89%
,
06/30/30 ................. 8,518 8,507,644

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Nomad Foods Ltd., Facility Term Loan B4 ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.00%), 8.47%
,
11/13/29 .. USD 6,280 $ 6,270,975
Sovos Brands Intermediate, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.50%),
9.14%
,
06/08/28 ................. 12,419 12,405,877
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.90%
,
03/31/28 .. 7,804 7,382,145
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 0.00%), 0.00% -
8.64%
,
01/20/28 ................. 17,857 17,818,182
116,316,635
Ground Transportation — 0.8%
(g)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.19%
,
04/06/28 ................ 4,122 4,092,697
Avis Budget Car Rental LLC, Term Loan
B , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
08/06/27 ................. 7,618 7,559,312
Genesee & Wyoming, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.49%
,
12/30/26 ................. 4,695 4,689,226
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 5.50%), 10.94% -
11.18%
,
08/04/25 ................ 6,865 6,169,991
Uber Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.75%),
8.16%
,
03/03/30 ................. 11,946 11,929,603
34,440,829
Health Care Equipment & Supplies — 1.9%
(g)
Bausch + Lomb Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76% , 05/10/27 14,922 14,262,205
(1-mo. CME Term SOFR + 4.00%),
9.32% , 09/29/28 ............... 6,148 5,902,080
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.67%
,
11/03/28 ....... 16,169 15,684,223
Femur Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
10.15%
,
03/05/26 ................ 6,657 6,197,413
Insulet Corp., Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
05/04/28 ........... 4,800 4,778,050
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.69%
,
10/23/28 .......... 31,874 31,654,582
78,478,553
Health Care Providers & Services — 1.7%
(g)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.69% , 09/29/28 11,315 11,186,620
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14% , 09/29/28 492 487,080
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.93%
,
11/08/27 .. 9,416 9,361,914
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
11/01/28 ....... USD 9,479 $ 9,374,169
Envision Healthcare Corp., Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 0.00%), 0.00%
,
03/31/27 ....... 13,510 2,310,207
EyeCare Partners LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 3.75%),
9.39%
,
02/18/27 ................. 8,513 4,602,425
EyeCare Partners LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 6.75%), 12.39%
,
11/15/29 . 2,582 1,032,845
HomeVi, Facility Term Loan B1 , (3-mo.
EURIBOR + 3.25%), 7.20%
,
10/31/26 ... EUR 2,000 1,873,641
MED ParentCo. LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.25%),
9.69%
,
08/31/26 ................. USD 4,428 4,171,150
Medical Solutions Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.77%
,
11/01/28 ................. 6,534 6,076,296
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan , (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 7.00%),
12.52%
,
11/01/29 ................ 3,446 3,032,480
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.19%
,
10/27/28 .. 7,338 7,345,291
PetVet Care Centers LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.92%
,
02/14/25 .. 3,104 3,098,276
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.20%
,
08/31/26 .. 4,331 4,324,857
Vizient, Inc., Term Loan B7 , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.68%
,
05/16/29 ........... 2,666 2,667,077
70,944,328
Health Care Technology — 2.1%
(g)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.58%
,
02/15/29 ....... 21,678 20,969,236
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.00%), 9.49%
,
10/01/27 16,340 15,590,899
Polaris Newco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.44%
,
06/02/28 ....... 30,644 28,881,501
Verscend Holding Corp., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 7.00%), 12.44%
,
04/02/29
(c)
2,893 2,889,384
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
08/27/25 ................. 14,926 14,904,089
83,235,109
Hotels, Restaurants & Leisure — 6.0%
(g)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR + 2.25%),
7.57%
,
09/23/30 ................. 14,618 14,468,336
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.75%),
9.19%
,
02/02/26 ................. 12,102 11,556,958

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., Term Loan B3 ,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
05/31/30 ................. USD 4,190 $ 4,187,899
Bally's Corp., Facility Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.93%
,
10/02/28 .......... 5,206 4,816,875
Caesars Entertainment, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%
,
02/06/30 .. 8,611 8,568,882
Carnival Corp., Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.00%), 8.34%
,
08/09/27 ........... 6,594 6,470,826
Churchill Downs, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
03/17/28 ................. 9,525 9,501,493
Equinox Holdings, Inc., 1st Lien Term Loan
B1 , (6-mo. LIBOR USD at 1.00% Floor and
1.00% Cap + 3.00%), 8.73%
,
03/08/24 .. 25,219 24,262,384
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
01/27/29 .. 29,608 28,916,474
Flutter Entertainment plc, Term Loan ,
(3-mo. CME Term SOFR + 2.25%),
7.90%
,
07/21/26 ................. 10,448 10,436,661
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.90%
,
07/22/28 ....... 6,222 6,221,797
Four Seasons Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.50%),
7.92%
,
11/30/29 ................. 16,194 16,185,154
Hilton Worldwide Finance LLC, Term Loan
B2 , (1-mo. CME Term SOFR + 1.75%),
7.17%
,
06/22/26 ................. 15,913 15,891,967
Hurtigruten Group AS, Facility Term Loan B , (6-
mo. EURIBOR + 6.50%), 10.45%
,
02/26/27 EUR 2,000 1,547,090
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.00%), 8.42%
,
12/15/27 .......... USD 18,001 17,791,148
Light & Wonder International, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.00%), 8.44% -
8.43%
,
04/14/29 ................. 8,411 8,383,826
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
03/09/28 ................. 7,744 4,380,146
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.17%
,
05/03/29 .. 10,801 10,780,284
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.58%
,
01/05/29 ....... 3,444 3,428,925
Seaworld Parks & Entertainment, Inc., Term
Loan , (1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 3.00%), 8.44%
,
08/25/28 5,567 5,550,274
Station Casinos LLC, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.25% Floor and
0.25% Cap + 2.25%), 7.67%
,
02/08/27 .. 9,966 9,890,156
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.00%), 8.44%
,
08/03/28 .......... 14,972 14,820,774
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.67%
,
05/24/30 ................. USD 5,654 $ 5,657,568
243,715,897
Household Durables — 1.6%
(g)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.90%
,
05/17/28 ....... 12,331 9,762,478
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.89%
,
02/26/29 .. 20,768 19,587,030
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.50%), 12.82%
,
06/29/28 . 1,762 1,736,913
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.44%
,
10/06/28 .. 15,661 12,729,909
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.69%
,
10/30/27 .. 22,500 19,622,925
63,439,255
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.70%
,
12/22/27
(g)
...... 1,965 1,957,795
Independent Power and Renewable Electricity Producers
— 0.5%
(g)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR + 2.25%),
7.57%
,
07/31/30 ................. 7,544 7,475,215
Calpine Corp., Term Loan , (1-mo. LIBOR USD
+ 2.00%), 7.44%
,
04/05/26 .......... 4,588 4,581,335
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 2.50%), 8.18%
,
12/15/27 .. 6,262 6,227,666
18,284,216
Industrial Conglomerates — 0.3%
(g)
EMRLD Borrower LP, Term Loan B ,
(1-mo. CME Term SOFR + 3.00%),
8.32%
,
05/31/30 ................. 6,275 6,258,308
JFL-Tiger Acquisition Co., Inc. Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.40%
,
10/17/30 ........... 3,771 3,716,810
Minimax Viking GmbH, Term Loan , 07/31/28
(h)
1,363 1,359,593
SVP-Singer Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.75%), 12.40%
,
07/28/28 ...... 3,435 2,599,086
13,933,797
Insurance — 3.4%
(g)
Alliant Holdings Intermediate LLC, Term Loan
B4 , (1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 3.50%), 8.94%
,
11/05/27 .. 13,125 13,073,162
Alliant Holdings Intermediate LLC, Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 8.83%
,
11/05/27 22,923 22,834,690
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.25%), 7.69% , 02/19/28 16,897 16,737,844
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.19% , 02/19/28 1,402 1,397,844

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94% , 02/12/27 USD 21,413 $ 21,211,781
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.95%
,
10/14/27 .. 2,997 2,959,867
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.37% , 11/10/29 3,510 3,504,048
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.25%), 9.66% , 06/20/30 21,935 21,919,427
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.42%
,
09/01/27 ................. 12,578 12,546,944
USI, Inc., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14% , 11/22/29 15,519 15,464,192
09/27/30
(h)
..................... 3,360 3,339,000
(3-mo. CME Term SOFR + 3.25%),
8.64% , 09/27/30 ............... 3,840 3,824,410
138,813,209
Interactive Media & Services — 0.8%
(g)
Acuris Finance US, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.54%
,
02/16/28 ....... 2,747 2,702,272
Adevinta ASA, Facility Term Loan B2 , (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 2.75%), 8.32%
,
06/26/28 ....... 2,243 2,241,081
Camelot U.S. Acquisition LLC, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.44% , 10/30/26 ............... 19,831 19,794,911
GoodRx, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
10/10/25 .. 2,754 2,749,688
Grab Holdings, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 4.50%), 9.94%
,
01/29/26 .......... 5,066 5,076,376
32,564,328
IT Services — 2.3%
(g)
Asurion LLC, 2nd Lien Term Loan B3 ,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
01/31/28 ................ 8,051 6,972,665
Asurion LLC, 2nd Lien Term Loan B4 ,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
01/20/29 ................ 3,850 3,278,006
Asurion LLC, Term Loan B11 , (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
08/19/28 ..... 4,215 4,018,490
Asurion LLC, Term Loan B8 , (1-mo. CME Term
SOFR + 3.25%), 8.69%
,
12/23/26 ..... 16,045 15,483,821
Central Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.41%
,
07/06/29 ................. 20,475 20,341,320
Go Daddy Operating Co. LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
11/09/29 ................. 6,395 6,396,254
Go Daddy Operating Co. LLC, Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.44%
,
08/10/27 ................. 8,910 8,896,140
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.07%
,
02/24/28 ........... 23,046 22,944,888
Security
Par (000)
Par (000) Value
IT Services (continued)
Venga Finance SARL, Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.75%), 10.43%
,
06/28/29 ......... USD 3,998 $ 3,940,701
92,272,285
Leisure Products — 0.5%
(g)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.44%
,
12/01/28 .. 4,289 4,124,718
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.19%
,
05/30/28 .. 3,711 3,640,380
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 7.00%), 12.26%
,
05/25/27 ...... 3,438 3,442,773
SRAM LLC, Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.75%), 8.19%
,
05/18/28 ........... 1,177 1,169,881
Topgolf Callaway Brands Corp., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
03/15/30 ................. 6,830 6,791,984
19,169,736
Life Sciences Tools & Services — 1.8%
(g)
Avantor Funding, Inc., Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.67%
,
11/08/27 ....... 4,962 4,956,043
Curia Global, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17% - 9.23%
,
08/30/26 ........... 1,356 1,082,315
eResearchTechnology, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 4.50%),
9.94%
,
02/04/27 ................. 6,494 6,262,752
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.07%
,
07/01/30 ....... 2,892 2,888,138
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.90% , 07/03/28 16,319 16,322,276
Iqvia, Inc., Term Loan B3 , (3-mo. CME Term
SOFR + 1.75%), 7.40%
,
06/11/25 ...... 8,323 8,331,002
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.40%
,
10/19/27 11,466 11,122,133
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.69%
,
11/15/28 .. 14,853 14,663,380
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.39%
,
09/27/30 ..... 5,838 5,555,616
71,183,655
Machinery — 3.6%
(g)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.92%
,
08/17/26 ...... 9,950 9,917,026
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR + 3.00%), 8.42%
,
09/03/30 .. 2,918 2,879,103
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.42%
,
05/14/28 ....... 2,920 2,914,625
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94% , 10/21/28 7,229 7,167,464

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.69% , 10/21/28 USD 8,374 $ 8,369,713
Gardner Denver, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
03/01/27 ................. 8,430 8,437,236
Gates Global LLC, Term Loan B3 , (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 2.50%), 7.92%
,
03/31/27 .......... 12,746 12,713,979
Generac Power Systems, Inc., Term Loan ,
12/13/26
(h)
..................... 2,110 2,103,839
Husky Injection Molding Systems Ltd., Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.73%
,
03/28/25 ................. 15,930 15,669,004
Indicor LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.50%), 9.89%
,
11/22/29 .......... 15,072 15,034,579
Ingersoll-Rand Services Co., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
03/01/27 ........... 3,299 3,301,596
Madison IAQ LLC, Term Loan , (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.70%
,
06/21/28 ........... 15,743 15,161,342
SPX Flow, Inc., Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
04/05/29 ........... 12,486 12,361,153
TK Elevator Midco GmbH, Facility Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 9.38%
,
07/30/27 18,702 18,559,039
Vertiv Group Corp., Term Loan B , (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
03/02/27 .. 10,822 10,792,688
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.44%
,
10/04/28 .......... 775 775,202
146,157,588
Media — 2.0%
(g)
AVSC Holding Corp., 1st Lien Term Loan
B1 , (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.67%
,
03/03/25 ........... 9,483 8,880,463
AVSC Holding Corp., 1st Lien Term Loan
B3 , (3-mo. LIBOR USD + 15.00%),
15.00%
,
10/15/26 ................ 5,134 5,120,466
Charter Communications Operating LLC, Term
Loan B1 , (1-mo. CME Term SOFR + 1.75%),
7.07% - 7.13%
,
04/30/25 ........... 8,456 8,454,381
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (3-mo. CME Term SOFR + 3.50%),
9.15% - 9.14%
,
08/21/26 ........... 12,517 11,995,325
CSC Holdings LLC, Term Loan , (1-mo. LIBOR
USD + 2.50%), 7.95%
,
04/15/27 ...... 11,654 10,491,850
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.44%
,
08/02/27 ...... 10,925 10,615,015
ECL Entertainment LLC, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.14%
,
09/03/30 . 3,253 3,242,168
Learfield Communications LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
2.00% Floor and 2.00% Cap + 5.50%),
10.82%
,
06/30/28 ................ 4,197 3,994,232
Sinclair Television Group, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 3.75%),
9.17%
,
04/21/29 ................. 7,873 5,348,778
Security
Par (000)
Par (000) Value
Media (continued)
Voyage Digital Ltd., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.38%
,
05/11/29
(c)
...... USD 6,845 $ 6,810,354
Ziggo Financing Partnership, Facility Term
Loan I , (1-mo. CME Term SOFR + 2.50%),
7.95%
,
04/30/28 ................. 6,534 6,387,834
81,340,866
Oil, Gas & Consumable Fuels — 1.0%
(g)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.18%
,
12/21/28 .. 26,558 26,076,593
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.92%
,
09/19/29 .. 1,792 1,778,783
New Fortress Energy Inc., Term Loan ,
10.39%
,
10/30/28
(c)
............... 12,199 11,223,080
39,078,456
Passenger Airlines — 2.1%
(g)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.43%
,
04/20/28 ...... 13,619 13,788,844
Air Canada, Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.50%), 9.13%
,
08/11/28 ............ 15,148 15,121,076
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32% , 01/29/27 ............... 5,550 5,423,710
(3-mo. CME Term SOFR + 2.75%),
8.54% , 02/15/28 ............... 16,778 16,552,000
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
06/21/27 ...... 15,127 15,566,228
United AirLines, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.19%
,
04/21/28 .......... 15,610 15,551,887
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.00%), 8.42%
,
12/11/26 .......... 4,383 4,225,783
86,229,528
Personal Care Products — 0.9%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3 , (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 9.24%
,
10/01/26
(g)
......... 36,541 36,474,718
Pharmaceuticals — 2.1%
(g)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.94%
,
05/04/25 ................. 8,739 8,537,697
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 5.00%),
10.42%
,
02/28/28 ................ 6,094 6,080,382
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.69%
,
02/01/27
(c)
..... 8,459 6,386,717
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.00%), 7.45%
,
02/22/28 .. 12,362 12,063,212
Elanco Animal Health, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
08/01/27 ................. 14,714 14,359,421

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.94%
,
05/05/28 ....... USD 15,085 $ 15,076,177
Organon & Co., Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.45%
,
06/02/28 ........... 9,556 9,524,658
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.67%
,
04/20/29 .......... 6,334 6,294,421
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.00%), 8.49%
,
11/18/27 .. 8,570 8,419,847
86,742,532
Professional Services — 3.4%
(g)
AlixPartners LLP, Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.75%), 8.19%
,
02/04/28 ........... 11,957 11,940,016
ASGN, Inc., Term Loan , (1-mo. CME Term
SOFR + 2.25%), 7.57%
,
08/30/30 ..... 2,690 2,694,708
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.94%
,
06/02/28 ....... 26,872 24,396,124
CoreLogic, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.50%), 11.94%
,
06/04/29 ...... 14,963 11,970,400
Dun & Bradstreet Corp. (The), Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.18%
,
02/06/26 ................. 19,035 19,005,435
Dun & Bradstreet Corp. (The), Term Loan
B2 , (1-mo. CME Term SOFR + 3.00%),
8.33%
,
01/18/29 ................. 5,253 5,238,559
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.25%),
9.74%
,
06/22/29 ................. 4,069 3,929,496
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.25%), 9.74%
,
06/22/29 .......... 8,815 8,513,908
FleetCor Technologies Operating Co. LLC,
Term Loan B4 , (1-mo. CME Term SOFR +
1.75%), 7.17%
,
04/28/28 ........... 10,376 10,347,003
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.13%
,
04/29/29 . 10,761 9,953,822
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
11/16/26 .. 10,839 10,812,310
Trans Union LLC, Term Loan B6 , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.69%
,
12/01/28 .......... 8,666 8,645,057
VS Buyer LLC, Term Loan , (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
02/28/27 ..... 11,904 11,794,812
139,241,650
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, Term
Loan
(g)
(1-mo. CME Term SOFR + 2.75%),
8.19% , 08/21/25 ............... 850 847,013
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67% , 01/31/30
(c)
9,820 9,353,976
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32% , 01/31/30
(c)
........ USD 5,908 $ 5,656,910
15,857,899
Semiconductors & Semiconductor Equipment — 0.4%
(g)
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 ................. 12,994 12,874,916
Synaptics, Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.91%
,
12/02/28 ........... 3,005 2,981,054
15,855,970
Software — 8.4%
(g)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.89%
,
09/18/26 .. 9,366 9,379,668
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 6.75%), 12.14%
,
09/17/27 . 2,748 2,755,447
Barracuda Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.88%
,
08/15/29 .. 6,410 6,097,886
Boxer Parent Co., Inc., Term Loan , (1-mo. CME
Term SOFR + 3.75%), 9.19%
,
10/02/25 .. 7,554 7,542,304
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.69%
,
09/21/28 .. 11,434 11,394,326
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
03/30/29 40,005 37,958,863
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.17%
,
10/08/28 ....... 3,943 3,788,974
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.42%
,
10/08/29 ...... 9,488 8,487,775
Cornerstone OnDemand, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.75%),
9.19%
,
10/16/28 ................. 6,560 6,186,056
Delta Topco, Inc., 2nd Lien Term Loan , (6-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.25%), 12.57%
,
12/01/28 ...... 2,679 2,638,815
E2open LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
02/04/28 ................. 1,403 1,381,567
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.42%
,
09/12/29 .......... 8,332 8,251,852
Genesys Cloud Services Holdings I LLC,
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.44%
,
12/01/27 ................. 15,334 15,308,043
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.25%),
9.74%
,
07/18/30 ................. 7,488 7,414,992
Informatica LLC, Term Loan , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
10/27/28 ..... 15,832 15,768,058
Instructure Holdings, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.68%
,
10/30/28 ....... 4,570 4,553,261

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 5.00%), 10.64%
,
07/27/28 . USD 12,859 $ 9,001,527
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.25%), 13.89%
,
07/27/29 . 14,466 6,220,326
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
03/01/29 .......... 20,721 19,776,125
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.57%
,
05/03/28 ....... 31,597 30,157,800
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
02/23/29 ................ 13,562 11,748,504
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.69%
,
08/31/28 ....... 16,597 16,302,326
Proofpoint, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.25%), 11.69%
,
08/31/29 ...... 3,665 3,667,749
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
04/24/28 ....... 27,097 26,458,673
RealPage, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.50%), 11.94%
,
04/23/29 ...... 2,585 2,570,919
Severin Acquisition LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.25%),
8.63%
,
08/01/27 ................. 12,532 12,505,163
Sophia LP, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.92%
,
10/07/27 .......... 11,581 11,421,388
Sophia LP, 2nd Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 8.00%), 13.42%
,
10/09/28
(c)
........ 2,000 1,995,000
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
04/16/25 ................. 6,385 6,379,540
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
04/16/25 ................. 6,029 6,023,475
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76% , 05/04/26 6,433 6,393,791
(3-mo. CME Term SOFR + 3.75%),
9.23% , 05/04/26 ............... 7,079 7,060,420
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 5.25%), 10.76%
,
05/03/27 ......... 10,689 10,665,186
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.18%
,
07/20/28 .. 1,668 1,643,709
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1 , (1-mo. SONIA + 4.75%),
9.98%
,
07/23/25 ................. GBP 2,000 2,363,175
ZoomInfo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
02/28/30
(c)
................ USD 1,172 1,175,073
342,437,756
Security
Par (000)
Par (000) Value
Specialty Retail — 1.8%
(g)
CD&R Firefly Bidco Ltd., Facility Term Loan B5 ,
(3-mo. SONIA + 6.00%), 11.29%
,
06/21/28 GBP 2,000 $ 2,356,831
EG Group Ltd., Facility Term Loan
(3-mo. CME Term SOFR + 4.00%),
9.16% , 02/07/25 ............... USD 10,277 10,248,216
(1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 4.25%), 9.41% -
9.68% , 03/31/26 ............... 7,936 7,918,206
Leslie's Poolmart, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.75%), 8.19%
,
03/09/28 .......... 3,048 2,966,813
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.00%),
9.44%
,
05/04/28 ................. 13,713 13,498,354
PetSmart LLC, Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.75%), 9.17%
,
02/11/28 ............ 16,702 16,476,060
Pilot Travel Centers LLC, Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
08/04/28 ................. 10,702 10,694,930
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.94% , 10/20/28 3,895 3,632,364
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67% , 10/20/28 6,399 6,024,895
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.18%
,
02/08/28 .. 1,393 1,203,838
75,020,507
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 5.00%),
10.42%
,
07/23/26
(g)
............... 3,362 2,085,737
Textiles, Apparel & Luxury Goods — 0.2%
(g)
Crocs, Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.42% - 8.54%
,
02/20/29 ...... 4,534 4,538,754
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
03/08/30
(c)
......... 3,601 3,551,392
8,090,146
Trading Companies & Distributors — 1.3%
(g)
Beacon Roofing Supply, Inc., Term Loan ,
(1-mo. CME Term SOFR + 2.25%),
7.69%
,
05/19/28 ................. 6,923 6,908,764
Core & Main LP, Term Loan B , (1-mo.
CME Term SOFR + 2.50%), 7.93% -
8.06%
,
07/27/28 ................. 15,548 15,475,510
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92% , 06/02/28 7,367 7,170,884
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.94% , 06/02/28 13,734 13,390,616
TMK Hawk Parent Corp., Term Loan A , (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 7.50%), 13.17%
,
05/30/24
(c)
..... 3,867 3,817,870
TMK Hawk Parent Corp., Term Loan B , (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 3.50%), 9.17%
,
08/28/24
(c)
...... 12,122 7,636,940
54,400,584

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.4%
(g)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.19% , 09/22/28 USD 5,565 $ 5,450,953
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32% , 09/22/28 5,004 4,988,931
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 6.25%), 11.67%
,
12/15/26
(c)
........ 5,521 5,465,402
Rand Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR + 4.25%),
9.64%
,
03/17/30 ................. 2,301 2,210,828
18,116,114
Wireless Telecommunication Services — 0.5%
(g)
Digicel International Finance Ltd., 1st Lien
Term Loan B , (3-mo. LIBOR USD + 3.25%),
8.98%
,
05/28/24 ................. 6,331 5,787,346
Digicel International Work Fee, Term Loan ,
01/01/38
(h)
..................... 274 250,825
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
04/30/28 .. 4,470 4,461,660
SBA Senior Finance II LLC, Term Loan , (1-mo.
LIBOR USD + 1.75%), 7.18%
,
04/11/25 .. 9,341 9,333,517
19,833,348
Total Floating Rate Loan Interests — 89 .9%
(Cost: $ 3,753,298,118 ) ........................... 3,647,848,971
Shares
Shares
Investment Companies
Energy Select Sector SPDR Fund ....... 28,675 2,442,823
Financial Select Sector SPDR Fund ...... 15,000 485,400
Invesco Senior Loan ETF
(i)
............ 1,535,500 31,938,400
iShares 0-5 Year High Yield Corporate Bond
ETF
(j)
......................... 55,000 2,229,150
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(j)
..................... 1,065,000 52,898,550
iShares iBoxx $ High Yield Corporate Bond
ETF
(i) (j)
........................ 620,000 44,993,400
Janus Henderson AAA CLO ETF ........ 50,000 2,512,500
Total Investment Companies — 3 .4%
(Cost: $ 139,088,383 ) ............................. 137,500,223
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(c)
.............. 15,011 —
Total Other Interests — 0.0%
(Cost: $ — ) .................................... —
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.1%
Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding Corp.
(Preference) , 12.25%
(c)
............. 1,494 $ 2,023,414
Total Preferred Securities — 0 .1%
(Cost: $ 1,464,120 ) .............................. 2,023,414
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 06/30/27 , Strike Price USD
10.00 )
(a) (c)
...................... 22,972 —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(a)
.... 3,901 69,594
Total Warrants — 0 .0%
(Cost: $ — ) .................................... 69,594
Total Long-Term Investments — 95.3%
(Cost: $ 3,982,517,571 ) ........................... 3,866,227,385
Short-Term Securities
Money Market Funds — 6.8%
(j)(l)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.24% ................... 197,236,010 197,236,010
SL Liquidity Series, LLC, Money Market Series ,
5.53%
(m)
....................... 77,770,753 77,801,861
Total Short-Term Securities — 6 .8%
(Cost: $ 274,988,209 ) ............................. 275,037,871
Total Investments — 102 .1%
(Cost: $ 4,257,505,780 ) ........................... 4,141,265,256
Liabilities in Excess of Other Assets — (2.1) % ............ (84,384,675)
Net Assets — 100.0% ..............................
$ 4,056,880,581

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,251,766, representing 0.06% of its net assets as of period end, and an original cost of $744,558.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class .. $ 301,458,447 $ — $ (104,222,437)
(a)
$ — $ — $ 197,236,010 197,236,010 $ 3,595,489 $ —
SL Liquidity Series, LLC, Money
Market Series .......... 105,656,341 — (27,885,777)
(a)
7,936 23,361 77,801,861 77,770,753 427,458
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF ..... 2,292,400 — — — (63,250) 2,229,150 55,000 37,000 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF . 49,303,800 4,201,227 — — (606,477) 52,898,550 1,065,000 420,387 —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... 38,127,500 30,962,920 (22,551,090) 143,192 (1,689,122) 44,993,400 620,000 636,934 —
$ 151,128 $ (2,335,488) $ 375,158,971 $ 5,117,268 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,984,881 EUR 2,785,196 Toronto Dominion Bank 12/20/23 $ 31,050
USD 5,228,830 EUR 4,880,804 UBS AG 12/20/23 52,507
USD 4,402,146 GBP 3,555,000 Barclays Bank plc 12/20/23 79,516
$ 163,073
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V2 ........... 5 .00 % Quarterly 12/20/27 B+ USD 30,259 $ 412,983 $ (230,387) $ 643,370
Markit CDX North American
High Yield Index Series
40.V1 ........... 5 .00 Quarterly 06/20/28 B+ USD 111,020 935,114 1,520,915 (585,801)
$ 1,348,097 $ 1,290,528 $ 57,569
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering ................................ $ 102,875 $ — $ — $ 102,875
Energy Equipment & Services .............................. — — — —
Industrial Conglomerates .................................. — 54 — 54
Media ............................................... — — 2,251,766 2,251,766
Professional Services .................................... — 1,726,468 — 1,726,468
Corporate Bonds
Aerospace & Defense .................................... — 249,660 — 249,660
Capital Markets ........................................ — 1,408,358 — 1,408,358
Chemicals ............................................ — 9,075,662 — 9,075,662
Commercial Services & Supplies ............................. — 9,584,299 — 9,584,299
Construction & Engineering ................................ — 2,229,155 — 2,229,155
Diversified Consumer Services .............................. — 4,465,427 — 4,465,427
Electric Utilities ........................................ — — — —
Electrical Equipment ..................................... — 4,169,877 — 4,169,877
Health Care Equipment & Supplies ........................... — 9,428,092 — 9,428,092
Hotels, Restaurants & Leisure .............................. — 6,222,106 — 6,222,106
Household Durables ..................................... — 4,039,991 — 4,039,991
Insurance ............................................ — 6,348,070 — 6,348,070
IT Services ........................................... — 1,700,876 — 1,700,876
Real Estate Management & Development ....................... — 6,433,714 — 6,433,714
Software ............................................. — 4,882,137 — 4,882,137
Specialty Retail ........................................ — 4,132,092 — 4,132,092
Wireless Telecommunication Services ......................... — 334,504 — 334,504
Floating Rate Loan Interests
Aerospace & Defense .................................... — 118,511,430 — 118,511,430
Automobile Components .................................. — 31,211,832 — 31,211,832
Automobiles .......................................... — 12,167,621 — 12,167,621
Beverages ........................................... — 43,187,276 — 43,187,276
Broadline Retail ........................................ — 57,520,159 1,367,926 58,888,085
Building Products ....................................... — 42,303,215 — 42,303,215
Capital Markets ........................................ — 86,658,889 — 86,658,889
Chemicals ............................................ — 139,606,077 17,269,305 156,875,382
Commercial Services & Supplies ............................. — 118,753,944 11,924,942 130,678,886
Communications Equipment ................................ — 23,473,759 — 23,473,759
Construction & Engineering ................................ — 40,667,715 — 40,667,715
Construction Materials .................................... — 31,393,164 4,170,000 35,563,164
Consumer Staples Distribution & Retail ........................ — 15,013,317 — 15,013,317
Containers & Packaging .................................. — 39,246,506 — 39,246,506
Distributors ........................................... — 8,074,261 — 8,074,261
Diversified Consumer Services .............................. — 86,978,855 — 86,978,855
Diversified REITs ....................................... — 4,208,735 — 4,208,735
Diversified Telecommunication Services ........................ — 149,761,037 — 149,761,037
Electrical Equipment ..................................... — 10,596,411 — 10,596,411
Electronic Equipment, Instruments & Components ................. — 7,251,658 — 7,251,658
Energy Equipment & Services .............................. — 8,576,104 124,544 8,700,648
Entertainment ......................................... — 153,973,880 — 153,973,880
Financial Services ...................................... — 133,013,928 5,129,455 138,143,383
Food Products ......................................... — 116,316,635 — 116,316,635
Ground Transportation ................................... — 34,440,829 — 34,440,829
Health Care Equipment & Supplies ........................... — 78,478,553 — 78,478,553
Health Care Providers & Services ............................ — 70,944,328 — 70,944,328
Health Care Technology .................................. — 80,345,725 2,889,384 83,235,109
Hotels, Restaurants & Leisure .............................. — 243,715,897 — 243,715,897
Household Durables ..................................... — 63,439,255 — 63,439,255
Household Products ..................................... — 1,957,795 — 1,957,795
Independent Power and Renewable Electricity Producers ............ — 18,284,216 — 18,284,216
Industrial Conglomerates .................................. — 13,933,797 — 13,933,797
Insurance ............................................ — 138,813,209 — 138,813,209
Interactive Media & Services ............................... — 32,564,328 — 32,564,328
IT Services ........................................... — 92,272,285 — 92,272,285
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Leisure Products ....................................... $ — $ 19,169,736 $ — $ 19,169,736
Life Sciences Tools & Services .............................. — 71,183,655 — 71,183,655
Machinery ............................................ — 146,157,588 — 146,157,588
Media ............................................... — 74,530,512 6,810,354 81,340,866
Oil, Gas & Consumable Fuels ............................... — 27,855,376 11,223,080 39,078,456
Passenger Airlines ...................................... — 86,229,528 — 86,229,528
Personal Care Products .................................. — 36,474,718 — 36,474,718
Pharmaceuticals ....................................... — 80,355,815 6,386,717 86,742,532
Professional Services .................................... — 139,241,650 — 139,241,650
Real Estate Management & Development ....................... — 847,013 15,010,886 15,857,899
Semiconductors & Semiconductor Equipment .................... — 15,855,970 — 15,855,970
Software ............................................. — 339,267,683 3,170,073 342,437,756
Specialty Retail ........................................ — 75,020,507 — 75,020,507
Technology Hardware, Storage & Peripherals .................... — 2,085,737 — 2,085,737
Textiles, Apparel & Luxury Goods ............................ — 4,538,754 3,551,392 8,090,146
Trading Companies & Distributors ............................ — 42,945,774 11,454,810 54,400,584
Transportation Infrastructure ............................... — 12,650,712 5,465,402 18,116,114
Wireless Telecommunication Services ......................... — 19,833,348 — 19,833,348
Investment Companies .................................... 137,500,223 — — 137,500,223
Other Interests .......................................... — — — —
Preferred Securities ....................................... — — 2,023,414 2,023,414
Warrants .............................................. 69,594 — — 69,594
Short-Term Securities
Money Market Funds ...................................... 197,236,010 — — 197,236,010
$ 334,908,702 $ 3,618,331,243 $ 110,223,450 $ 4,063,463,395
Investments Valued at NAV
(a)
...................................... 77,801,861
$ 4,141,265,256
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 643,370 $ — $ 643,370
Foreign currency exchange contracts ............................ — 163,073 — 163,073
Liabilities
Credit contracts ........................................... — (585,801) — (585,801)
$ — $ 220,642 $ — $ 220,642
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 .................................................................. $ — $ 91,461,099 $ 1,959,357 $ 93,420,456
Transfers into Level 3 ............................................................................ — 27,668,211 — 27,668,211
Transfers out of Level 3
(a)
.......................................................................... — (48,926,996) — (48,926,996)
Accrued discounts/premiums ........................................................................ — 249,589 — 249,589
Net realized loss ................................................................................ — (248,749) — (248,749)
Net change in unrealized appreciation (depreciation)
(b)
....................................................... 1,507,208 (2,072,229) 64,057 (500,964)
Purchases .................................................................................... 744,558 43,390,822 — 44,135,380
Sales ....................................................................................... — (5,573,477) — (5,573,477)
Closing balance, as of October 31, 2023 ................................................................
$ 2,251,766 $ 105,948,270 $ 2,023,414 $ 110,223,450
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023
(b)
..........................
$ 1,507,208 $ (2,073,690) $ 64,057 $ (502,425)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Floating Rate Income Portfolio

(a)
As of July 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of October 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts